Obligations Under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 83,409	¥ 81,144
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,259	5,320
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,606	4,788
Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	9,865	10,108
Normal | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,121	5,161
Normal | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,502	4,685
Normal | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	9,623	9,846
Close Watch | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	119	123
Close Watch | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	45	45
Close Watch | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	164	168
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	12	18
Likely to become Bankrupt or Legally/Virtually Bankrupt | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	23	29
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	35	47
Not rated | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	7	18
Not rated | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	36	29
Not rated | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 43	¥ 47